Intangible Assets, Net (Details 2) $ in Thousands	Dec. 31, 2017 USD ($)
Intangible Assets, Net/Goodwill [Abstract]
2018	$ 3,193
2019	4,449
2020	1,023
2021	863
2022	757
Thereafter	732
Total	$ 11,017